The Company, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2020
Product Information [Line Items]
Percentage of issued and outstanding stock					90.00%
Impairment loss
Capitalized computer software, impairments	$ 435,000		748,000	444,000
Minimum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives	3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives	7 years
Internal Use Software [Member]
Product Information [Line Items]
Impairment loss
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentrations of risk, percentage	23.70%		25.90%	42.90%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentrations of risk, percentage	19.20%		16.40%	10.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Concentrations of risk, percentage	17.10%		15.00%
Customer Concentration Risk [Member] | Sales [Member] | Customer One [Member]
Product Information [Line Items]
Concentrations of risk, percentage	19.10%		19.30%	21.00%
Customer Concentration Risk [Member] | Sales [Member] | Customer Two [Member]
Product Information [Line Items]
Concentrations of risk, percentage			14.10%	14.10%
Customer Concentration Risk [Member] | Sales [Member] | Customer Three [Member]
Product Information [Line Items]
Concentrations of risk, percentage				10.30%
Common Stock [Member]
Product Information [Line Items]
Percentage of issued and outstanding stock					100.00%
Preferred Stock [Member]
Product Information [Line Items]
Percentage of issued and outstanding stock					100.00%